Intangible assets	12 Months Ended
Dec. 31, 2023
Disclosure of detailed information about intangible assets [abstract]
Intangible assets	10 Intangible assets

Changes in intangible assets
	Goodwill		Software		Other		Total
in EUR million	2023	2022	2023	2022	2023	2022	2023	2022
Opening balance as at 1 January	464	472	636	682	2	2	1,102	1,156
Opening balance adjustment [1]		25						25
Additions			64	54			64	54
Capitalised expenses			246	144			246	144
Amortisation			-213	-226			-213	-226
Impairments 1 2		-32	-5	-22			-5	-54
Exchange rate differences	5	-1	2	4			7	2
Disposals			-10	-3			-10	-3
Changes in the composition of the group and other changes			8	3	1		8	3
Closing balance	469	464	727	636	2	2	1,198	1,102

Gross carrying amount	469	464	2,646	2,491	8	8	3,123	2,962
Accumulated amortisation			-1,876	-1,787	-4	-4	-1,879	-1,790
Accumulated impairments			-43	-69	-2	-2	-45	-70
Net carrying value	469	464	727	636	2	2	1,198	1,102
1In 2022, the allocated goodwill to Türkiye cash generating unit after first being adjusted for hyperinflation accounting for EUR 25 million, was fully impaired for the amount of EUR 32 million (based on discount rate 24.04% and terminal growth rate 10.40% as per
1 January 2022). Türkiye is part of the Retail Other segment.
2Impairments of intangible assets are presented within Other operating expenses in the statement of Profit or Loss.
Goodwill
Goodwill is allocated to groups of cash generating units (CGUs) as follows:

Goodwill allocation to group of CGUs
in EUR million	Method used for recoverable amount	Discount rate	Terminal growth rate	Goodwill	Goodwill
Group of CGU’s				2023	2022
Retail Netherlands	Value in use	8.80%	2.20%	30	30
Retail Germany	Value in use	8.68%	2.00%	349	349
Retail Poland	Value in use	10.44%	2.40%	75	69
Retail Romania	Value in use	12.72%	2.60%	15	15
				469	464
Impairment testing
Goodwill is tested for impairment annually in the fourth quarter by comparing the recoverable amount of each goodwill-carrying CGU with its carrying amount. The key assumptions used in the calculation of the recoverable amounts are included in the table above. Furthermore, ING Group tests goodwill whenever a triggering event is identified.
At the annual impairment test in the fourth quarter, the recoverable amount exceeds the carrying value of the CGUs as at 31 December 2023 and therefore no impairment is required (31 December 2022: EUR 32 million for Türkiye CGU).
Methodology
In line with IFRS, the recoverable amount is determined as the higher of the fair value less costs of disposal and Value in Use (VIU). The VIU calculation is based on a Dividend Discount model using three year management approved plans, updated for expected changes in the macroeconomic environment. When estimating the VIU of a CGU, local conditions and requirements determine the capital requirements, discount rates, and terminal growth rates. These local conditions and requirements determine the ability to upstream excess capital and profits to ING Group. The discount rate calculation includes other inputs such as equity market premium, country risk premium, and long term inflation which are based on market sources and management’s judgement. The long term growth rate is based on the long term inflation rate obtained from market sources. The impacts of climate risk are included to the extent that they are observable in discount rates and assets prices.
Sensitivity of key assumptions
Key assumptions in the goodwill impairment test model are the projected locally available cash flows (based on local capital requirements and projected profits), discount rates (cost of equity), and long-term growth rates.
The recoverable amounts of the CGUs are sensitive to the above key assumptions. A decrease in the available cash flows of 10%, an increase in the discount rate of 1 percent point or a reduction of future growth rate to zero are considered reasonably possible changes in key assumptions. If the aforementioned changes occur to one of the above key assumptions holding the other key assumptions constant, goodwill of the remaining CGUs will continue to be recoverable.
Software
Software includes internally developed software amounting to EUR 628 million (2022: EUR 540 million).
Software is reviewed for indicators of impairment. Irrespective of whether there is an indication of impairment, software under development is tested annually for impairment. In 2023, individually immaterial items were impaired for an amount of EUR 5 million (31 December 2022: 22 million).